NATURE OF OPERATIONS (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
NATURE OF OPERATIONS
Accumulated losses	$ 103,671,645	$ 102,545,246
Adjusted working capital	$ 116,743,618